Staff costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
The aggregate remuneration comprised:
Wages and salaries	$ 15,108	$ 20,166	$ 12,920
Social security costs	1,941	3,117	1,405
Pension costs	1,666	2,312	707
Share based compensation	(1,636)	14,118	21,742
Total staff costs	$ 17,079	$ 39,713	$ 36,774